PUBLIC SERVICE CONCESSIONS - Contractual Assets of Transmission (Details) - Transmission - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018
Contract assets [abstract]
Current contract assets	R$ 1,302,959
Non-current contract assets	13,268,837
Contract assets	R$ 14,571,796	R$ 13,748,933